United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          February 9, 2011

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      19
Form 13F Information Table Value Total:      $316,984
                                            (thousands)
List of Other Included Managers:  NONE
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                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER  INSTR. V SOLE  SHARED  NONE
BAIDU INC.               COM        56752108    9,301,000       96,347.00 X                             10,565   31,457   54,325
CH ROBINSON WORLDWIDE    COM       12541W209   14,055,000      175,267.00 X                             17,475   61,195   96,597
CME GROUP INC.           COM       12572Q105    4,444,000       13,810.00 X                              1,345    4,644    7,821
DANAHER CORP.            COM       235851102   16,717,000      354,380.00 X                             37,349  121,507  195,524
EBAY INC.                COM       278642103   15,768,000      566,572.00 X                             56,611  194,330  315,631
EXPRESS SCRIPTS          COM       302182100   62,872,000    1,163,209.00 X                            115,865  400,707  646,637
GEN PROBE INC.           COM       36866T103   19,467,000      333,608.00 X                             34,173  114,117  185,318
GLOBAL PAYMENTS          COM       37940X102   13,809,000      298,824.00 X                             31,156  104,647  163,021
GOOGLE INC.              COM       38259P508   11,076,000       18,646.00 X                              1,894    6,757    9,995
IDEXX LABS               COM       45168D104   15,539,000      224,486.00 X                             24,053   77,066  123,367
INTERCONTINENTAL EXCHANG COM       45865V100   14,481,000      121,531.00 X                             12,468   40,753   68,310
LABORATORY CORP.         COM       50540R409   10,118,000      115,078.00 X                             11,649   39,227   64,202
MONSANTO CO.             COM       61166W101    9,870,000      141,725.00 X                             14,680   49,365   77,680
NEW ORIENTAL EDUCATION   COM       647581107   15,224,000      144,666.00 X                             15,044   49,563   80,059
PRAXAIR INC.             COM       74005P104   18,073,000      189,302.00 X                             19,534   67,713  102,055
QUALCOM INC.             COM       747525103   20,383,000      411,850.00 X                             44,100  142,989  224,761
UNITED PARCEL SERVICE    COM       911312106   12,328,000      169,852.00 X                             17,350   58,052   94,450
VISA INC.                COM       92826C839   23,544,000      334,518.00 X                             34,640  108,844  191,034
WALGREEN COMPANY         COM       931422109    9,915,000      254,478.00 X                             26,860   87,203  140,415


TOTAL COMMON STOCK                            316,984,000



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